Quarterly Holdings Report
for
Fidelity® Series Value Discovery Fund
April 30, 2024
EDT-NPRT1-0624
1.950996.111
Common Stocks - 97.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 5.1%
Entertainment - 2.4%
The Walt Disney Co.	2,374,300	263,784,730
Media - 2.7%
Comcast Corp. Class A	7,608,404	289,956,276
TOTAL COMMUNICATION SERVICES		553,741,006
CONSUMER DISCRETIONARY - 3.9%
Diversified Consumer Services - 1.7%
H&R Block, Inc.	3,802,712	179,602,088
Household Durables - 0.1%
Berkeley Group Holdings PLC	207,700	12,234,317
Specialty Retail - 1.8%
Lowe's Companies, Inc.	316,400	72,136,036
Murphy U.S.A., Inc.	67,100	27,767,322
Ross Stores, Inc.	765,200	99,131,660
		199,035,018
Textiles, Apparel & Luxury Goods - 0.3%
Tapestry, Inc.	772,400	30,834,208
TOTAL CONSUMER DISCRETIONARY		421,705,631
CONSUMER STAPLES - 11.5%
Beverages - 4.1%
Coca-Cola European Partners PLC	1,767,700	127,309,754
Diageo PLC	1,941,700	67,104,527
Keurig Dr. Pepper, Inc.	3,616,700	121,882,790
The Coca-Cola Co.	2,126,000	131,323,020
		447,620,091
Consumer Staples Distribution & Retail - 1.7%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	505,000	27,989,322
BJ's Wholesale Club Holdings, Inc. (a)	884,900	66,084,332
U.S. Foods Holding Corp. (a)	1,936,230	97,295,558
		191,369,212
Food Products - 2.3%
Lamb Weston Holdings, Inc.	1,168,100	97,349,454
Mondelez International, Inc.	966,700	69,544,398
Tyson Foods, Inc. Class A	1,344,700	81,556,055
		248,449,907
Household Products - 1.1%
Procter & Gamble Co.	722,500	117,912,000
Personal Care Products - 2.3%
Haleon PLC	20,368,300	86,022,319
Kenvue, Inc.	8,771,397	165,077,692
		251,100,011
TOTAL CONSUMER STAPLES		1,256,451,221
ENERGY - 9.8%
Oil, Gas & Consumable Fuels - 9.8%
Antero Resources Corp. (a)	2,052,600	69,808,926
ConocoPhillips Co.	184,600	23,189,452
Dynagas LNG Partners LP (a)	994,300	3,718,682
Equinor ASA sponsored ADR	3,129,000	83,200,110
Exxon Mobil Corp.	4,371,900	517,064,611
Occidental Petroleum Corp.	1,348,900	89,216,246
Ovintiv, Inc.	1,431,500	73,464,580
Parex Resources, Inc.	4,394,269	76,608,038
Parkland Corp.	535,300	16,490,810
Shell PLC ADR	1,629,200	116,748,472
		1,069,509,927
FINANCIALS - 23.9%
Banks - 11.6%
Bank of America Corp.	7,914,700	292,923,047
Cullen/Frost Bankers, Inc.	255,600	26,669,304
JPMorgan Chase & Co.	2,066,200	396,173,188
M&T Bank Corp.	593,744	85,730,696
PNC Financial Services Group, Inc.	771,300	118,209,438
U.S. Bancorp	2,118,200	86,062,466
Wells Fargo & Co.	4,374,400	259,489,408
		1,265,257,547
Capital Markets - 2.8%
Affiliated Managers Group, Inc.	213,831	33,379,019
BlackRock, Inc. Class A	232,000	175,076,480
Northern Trust Corp.	1,105,100	91,049,189
		299,504,688
Financial Services - 3.1%
Apollo Global Management, Inc.	548,400	59,435,592
Berkshire Hathaway, Inc. Class B (a)	712,666	282,735,982
		342,171,574
Insurance - 6.4%
Chubb Ltd.	1,219,339	303,176,449
The Travelers Companies, Inc.	1,334,870	283,206,019
Willis Towers Watson PLC	456,700	114,695,638
		701,078,106
TOTAL FINANCIALS		2,608,011,915
HEALTH CARE - 16.4%
Health Care Providers & Services - 9.8%
Centene Corp. (a)	3,522,003	257,317,539
Cigna Group	915,407	326,836,915
CVS Health Corp.	2,261,100	153,099,081
Elevance Health, Inc.	279,226	147,593,279
UnitedHealth Group, Inc.	387,744	187,551,773
		1,072,398,587
Pharmaceuticals - 6.6%
AstraZeneca PLC sponsored ADR	2,712,354	205,813,422
Bristol-Myers Squibb Co.	3,652,248	160,479,777
Johnson & Johnson	1,155,259	167,038,899
Roche Holding AG (participation certificate)	282,829	67,769,850
Sanofi SA sponsored ADR	2,331,178	114,763,893
		715,865,841
TOTAL HEALTH CARE		1,788,264,428
INDUSTRIALS - 11.1%
Aerospace & Defense - 3.7%
Airbus Group NV	439,400	72,306,682
L3Harris Technologies, Inc.	296,200	63,401,610
Lockheed Martin Corp.	226,200	105,167,166
Northrop Grumman Corp.	277,800	134,741,334
The Boeing Co. (a)	130,400	21,886,336
		397,503,128
Air Freight & Logistics - 1.2%
DHL Group	1,119,000	46,852,454
FedEx Corp.	302,200	79,109,916
		125,962,370
Building Products - 0.3%
Johnson Controls International PLC	505,400	32,886,378
Electrical Equipment - 0.9%
GE Vernova LLC	119,300	18,337,603
Regal Rexnord Corp.	465,200	75,069,324
		93,406,927
Industrial Conglomerates - 1.4%
Siemens AG	839,800	157,322,732
Machinery - 2.7%
Cummins, Inc.	93,500	26,412,815
Deere & Co.	442,400	173,159,784
Oshkosh Corp.	83,200	9,340,864
Pentair PLC	1,126,700	89,110,703
		298,024,166
Professional Services - 0.9%
Genpact Ltd.	1,209,300	37,173,882
Maximus, Inc.	757,900	60,844,212
		98,018,094
TOTAL INDUSTRIALS		1,203,123,795
INFORMATION TECHNOLOGY - 5.9%
Communications Equipment - 2.0%
Cisco Systems, Inc.	4,690,975	220,382,006
IT Services - 2.4%
Amdocs Ltd.	1,553,438	130,473,258
Capgemini SA	376,200	79,070,119
Cognizant Technology Solutions Corp. Class A	762,079	50,053,349
		259,596,726
Software - 1.5%
Gen Digital, Inc.	5,804,128	116,895,138
Open Text Corp. (b)	1,315,200	46,439,712
		163,334,850
TOTAL INFORMATION TECHNOLOGY		643,313,582
MATERIALS - 2.2%
Chemicals - 1.6%
CF Industries Holdings, Inc.	1,182,400	93,374,128
Nutrien Ltd.	1,555,900	82,104,843
		175,478,971
Containers & Packaging - 0.6%
Crown Holdings, Inc.	838,000	68,774,660
TOTAL MATERIALS		244,253,631
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 1.0%
Crown Castle, Inc.	729,000	68,365,620
Simon Property Group, Inc.	296,800	41,709,304
		110,074,924
UTILITIES - 6.2%
Electric Utilities - 4.5%
Constellation Energy Corp.	57,901	10,766,112
Edison International	1,890,300	134,324,718
NextEra Energy, Inc.	929,500	62,248,615
PG&E Corp.	13,975,700	239,124,227
Southern Co.	535,576	39,364,836
		485,828,508
Independent Power and Renewable Electricity Producers - 0.5%
The AES Corp.	2,934,400	52,525,760
Multi-Utilities - 1.2%
National Grid PLC	5,280,500	69,265,176
Sempra	895,200	64,123,176
		133,388,352
TOTAL UTILITIES		671,742,620
TOTAL COMMON STOCKS (Cost $8,718,456,614)		10,570,192,680

Nonconvertible Preferred Stocks - 1.3%
	Shares	Value ($)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Dynagas LNG Partners LP 9.00%	188,872	4,881,340
INFORMATION TECHNOLOGY - 1.2%
Technology Hardware, Storage & Peripherals - 1.2%
Samsung Electronics Co. Ltd.	2,904,290	135,224,935
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $120,957,327)		140,106,275

Money Market Funds - 1.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	179,378,970	179,414,846
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	859,039	859,125
TOTAL MONEY MARKET FUNDS (Cost $180,273,971)		180,273,971

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $9,019,687,912)	10,890,572,926
NET OTHER ASSETS (LIABILITIES) - 0.0%	2,623,039
NET ASSETS - 100.0%	10,893,195,965

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	200,850,385	1,200,752,936	1,222,188,091	2,750,155	(384)	-	179,414,846	0.4%
Fidelity Securities Lending Cash Central Fund 5.39%	5,985,000	76,159,504	81,285,379	916	-	-	859,125	0.0%
Total	206,835,385	1,276,912,440	1,303,473,470	2,751,071	(384)	-	180,273,971

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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